Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary of earnings per share

	Three Months Ended June 30,
	2014			2013
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	$(948,517)	19,949,539	$(0.05)	$(3,405,157)	12,259,394	$(0.28)

	Six Months Ended June 30,
	2014			2013
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	$(4,280,225)	19,844,505	$(0.22)	$(4,492,571)	11,720,066	$(0.38)

	For the Year Ended			For the Year Ended
	December 31, 2013			December 31, 2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(10,058,996)	15,463,256	$(0.65)	$(4,163,008)	11,136,484	$(0.37)